Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund Institutional)	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(21.28%)	(22.67%)	(11.79%)	(20.54%)
Five Years	(2.42%)	(4.91%)	(2.57%)	(1.81%)
Since Inception	5.15%	2.72%	3.23%	5.61%